Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
October 31, 2022
RW22-NPRT1-1222
1.858584.116
Domestic Equity Funds - 6.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	20,096	209,807
Fidelity Series Commodity Strategy Fund (a)	80,304	170,245
Fidelity Series Large Cap Growth Index Fund (a)	9,466	133,566
Fidelity Series Large Cap Stock Fund (a)	8,956	147,958
Fidelity Series Large Cap Value Index Fund (a)	20,214	283,608
Fidelity Series Small Cap Opportunities Fund (a)	6,798	80,964
Fidelity Series Value Discovery Fund (a)	6,865	104,757
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,136,341)		1,130,905

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,424	139,371
Fidelity Series Emerging Markets Fund (a)	14,123	98,013
Fidelity Series Emerging Markets Opportunities Fund (a)	63,386	898,180
Fidelity Series International Growth Fund (a)	20,543	282,468
Fidelity Series International Index Fund (a)	12,563	118,342
Fidelity Series International Small Cap Fund (a)	5,973	86,486
Fidelity Series International Value Fund (a)	30,501	281,828
Fidelity Series Overseas Fund (a)	27,794	280,723
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,585,980)		2,185,411

Bond Funds - 69.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	350,563	3,417,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,438	100,748
Fidelity Series Corporate Bond Fund (a)	152,395	1,312,119
Fidelity Series Emerging Markets Debt Fund (a)	12,915	88,464
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,696	29,345
Fidelity Series Floating Rate High Income Fund (a)	1,957	17,146
Fidelity Series Government Bond Index Fund (a)	220,238	1,979,941
Fidelity Series High Income Fund (a)	11,441	92,898
Fidelity Series International Credit Fund (a)	921	7,136
Fidelity Series International Developed Markets Bond Index Fund (a)	79,466	679,430
Fidelity Series Investment Grade Bond Fund (a)	209,537	2,013,653
Fidelity Series Investment Grade Securitized Fund (a)	162,546	1,399,524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	132,891	748,179
Fidelity Series Real Estate Income Fund (a)	4,495	42,572
TOTAL BOND FUNDS (Cost $13,610,091)		11,929,148

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	396,199	396,199
Fidelity Series Short-Term Credit Fund (a)	34,887	329,329
Fidelity Series Treasury Bill Index Fund (a)	110,003	1,093,434
TOTAL SHORT-TERM FUNDS (Cost $1,842,118)		1,818,962

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,174,530)	17,064,426
NET OTHER ASSETS (LIABILITIES) - 0.0%	(418)
NET ASSETS - 100.0%	17,064,008

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,604,910	136,550	203,002	-	(4,918)	(115,547)	3,417,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,229	84,640	1,095	-	(42)	(984)	100,748
Fidelity Series Blue Chip Growth Fund	261,605	30,384	46,243	8,001	(15,768)	(20,171)	209,807
Fidelity Series Canada Fund	149,361	8,637	10,807	-	(441)	(7,379)	139,371
Fidelity Series Commodity Strategy Fund	272,004	154,706	93,754	144,812	(73,147)	(89,564)	170,245
Fidelity Series Corporate Bond Fund	1,389,346	89,023	28,467	12,500	(934)	(136,849)	1,312,119
Fidelity Series Emerging Markets Debt Fund	94,209	5,704	4,219	1,394	(880)	(6,350)	88,464
Fidelity Series Emerging Markets Debt Local Currency Fund	31,314	1,288	1,569	-	(304)	(1,384)	29,345
Fidelity Series Emerging Markets Fund	114,448	5,813	4,605	-	(797)	(16,846)	98,013
Fidelity Series Emerging Markets Opportunities Fund	1,035,222	68,523	64,330	-	(22,242)	(118,993)	898,180
Fidelity Series Floating Rate High Income Fund	17,773	981	1,434	303	(81)	(93)	17,146
Fidelity Series Government Bond Index Fund	2,040,519	161,584	64,294	9,362	(1,645)	(156,223)	1,979,941
Fidelity Series Government Money Market Fund 3.25%	334,931	81,901	20,633	2,392	-	-	396,199
Fidelity Series High Income Fund	97,582	5,037	5,496	1,380	(372)	(3,853)	92,898
Fidelity Series International Credit Fund	7,830	64	-	64	-	(758)	7,136
Fidelity Series International Developed Markets Bond Index Fund	721,484	29,897	25,572	1,041	(2,080)	(44,299)	679,430
Fidelity Series International Growth Fund	310,909	22,422	17,947	-	(3,689)	(29,227)	282,468
Fidelity Series International Index Fund	130,186	7,808	6,768	-	(1,353)	(11,531)	118,342
Fidelity Series International Small Cap Fund	95,915	3,711	1,938	-	(88)	(11,114)	86,486
Fidelity Series International Value Fund	308,251	12,937	20,548	-	(3,393)	(15,419)	281,828
Fidelity Series Investment Grade Bond Fund	2,109,226	148,822	58,778	17,637	(2,612)	(183,005)	2,013,653
Fidelity Series Investment Grade Securitized Fund	1,491,968	101,754	40,608	9,489	(1,577)	(152,013)	1,399,524
Fidelity Series Large Cap Growth Index Fund	165,518	10,012	26,371	-	(1,394)	(14,199)	133,566
Fidelity Series Large Cap Stock Fund	181,313	19,511	39,583	9,482	(1,650)	(11,633)	147,958
Fidelity Series Large Cap Value Index Fund	346,194	25,158	76,857	-	(1,266)	(9,621)	283,608
Fidelity Series Long-Term Treasury Bond Index Fund	795,851	113,433	15,211	5,335	(1,173)	(144,721)	748,179
Fidelity Series Overseas Fund	312,736	21,978	19,010	-	(866)	(34,115)	280,723
Fidelity Series Real Estate Income Fund	56,336	4,952	12,011	2,619	(1,642)	(5,063)	42,572
Fidelity Series Short-Term Credit Fund	334,147	14,215	10,619	1,507	(103)	(8,311)	329,329
Fidelity Series Small Cap Opportunities Fund	86,328	7,376	7,440	3,672	(597)	(4,703)	80,964
Fidelity Series Treasury Bill Index Fund	1,005,003	132,568	40,914	7,411	(32)	(3,191)	1,093,434
Fidelity Series Value Discovery Fund	127,676	6,394	28,606	-	82	(789)	104,757
	18,048,324	1,517,783	998,729	238,401	(145,004)	(1,357,948)	17,064,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.